Consolidated Shareholders' Equity - Summary of Expense Recognized Through Equity for Stock Option Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Total expense recognized through equity (€ million)	€ 4.0	€ 4.0	€ 6.0
of which expense for the current-year plan	0.2	0.7	0.4
Unrecognized cost of unvested options	€ 4.0	€ 8.0	€ 9.0
Weighted average period of unrecognized cost	2 years 3 months	2 years 6 months	2 years
Current income tax gain relating to exercise of stock options	€ 1.0	€ 6.0	€ 2.0